DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                          ----------------------------


                                DWS Balanced VIP

The following information replaces information about the portfolio management team in "The Portfolio Managers" section of the portfolio's prospectuses:

The following people handle the day-to-day management of the portfolio:


   William Chepolis, CFA
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank, where he managed the bank's fixed income and foreign exchange portfolios.
   o   Portfolio Manager for Retail Mortgage Backed Securities: New York.
   o   Joined the portfolio in 2005.
   o   BIS, University of Minnesota.

   Matthew F. MacDonald, CFA
   Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management and the portfolio in 2006 after 14 years of fixed income experience at Bank of America Global Structured Products and PPM America, Inc., where he was portfolio manager for public fixed income, including MBS, ABS, CDOs and corporate bonds; earlier, as an analyst for MBS, ABS and money markets; and originally, at Duff & Phelps
       Credit Rating Company.
   o   Portfolio Manager for Retail Mortgage Backed Securities: New York.
   o   BA, Harvard University; MBA, University of Chicago Graduate School of
       Business.

   Inna Okounkova
   Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Global Asset Allocation Portfolio Manager: New York.
   o Joined Deutsche Asset Management in 1999 as a quantitative analyst, becoming an associate Portfolio Manager in 2001.
   o   Joined the portfolio in 2005.
   o   BS, MS, Moscow State University; MBA, University of Chicago Graduate
       School of Business.

   Gary Sullivan, CFA
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 1996 and the portfolio in 2006. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.
   o Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.
   o   BS, United States Military Academy (West Point); MBA, New York University,
       Stern School of Business.

   Robert Wang
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Global Head of Quantitative Strategies Portfolio Management: New York.
   o Joined Deutsche Asset Management in 1995 as portfolio manager for asset allocation after 13 years of experience of trading fixed income, foreign exchange and derivative products at J.P. Morgan.
   o   Joined the portfolio in 2005.
   o   BS, The Wharton School, University of Pennsylvania.

   Thomas Picciochi
   Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Senior portfolio manager for Quantitative Strategies: New York.
   o Joined Deutsche Asset Management in 1999, formerly serving as portfolio manager for Absolute Return Strategies, after 13 years of experience in various research and analysis positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial
       Management.
   o   Joined the portfolio in 2007.
   o   BA and MBA, University of Miami.

   James B. Francis, CFA
   Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Head of Active Quantitative Equity Portfolio Management: New York.
   o Joined Deutsche Asset Management in 2008 after 20 years of experience as senior quantitative global equity portfolio manager at State Street Global
       Advisors, and most recently, Northern Trust Global Investments.
   o   BS in Applied Mathematics from University of Massachusetts, Amherst.

   Julie Abbett
   Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Senior portfolio manager for Global Quantitative Equity: New York.
   o Joined Deutsche Asset Management in 2000 after four years of combined experience as a consultant with equity trading services for BARRA, Inc.
       and a product developer for FactSet Research.
   o   Joined the portfolio in 2007.
   o   BA, University of Connecticut.

                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

January 9, 2009


   Thomas Schuessler, PhD
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o Joined Deutsche Asset Management in 2001 after five years at Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.
   o   US and Global Fund Management: Frankfurt.
   o   Joined the portfolio in 2008.
   o PhD, University of Heidelberg, studies in physics and economics at University of Heidelberg and University of Utah.

   John Brennan
   Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Portfolio Manager for Structured Finance: Louisville.
   o Joined Deutsche Asset Management and the portfolio in 2007 after 14 years of experience at INVESCO and Freddie Mac. Previously, was head of Structured Securities sector team at INVESCO and before that was senior fixed income portfolio manager at Freddie Mac specializing in MBS, CMBS, collateralized mortgage obligations, ARMS, mortgage derivatives, US
       Treasuries and agency debt.
   o   BS, University of Maryland; MBA William & Mary.

   J. Richard Robben, CFA
   Vice President of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Portfolio Manager for Institutional Fixed Income: Louisville.
   o Joined Deutsche Asset Management and the portfolio in 2007 after 11 years of experience at INVESCO Institutional, most recently as senior portfolio manager for LIBOR-related strategies and head of portfolio construction group for North American Fixed Income.
   o   BA, Bellarmine University.

   Joseph Axtell, CFA
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Joined Deutsche Asset Management in 2001 and the portfolio in 2008.
   o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
   o   Director, International Research at PCM International (1989-1996).
   o   Associate manager, structured debt and equity group at Prudential Capital
       Corporation (1988-1989).
   o   Analyst at Prudential-Bache Capital Funding in London (1987-1988).
   o   Equity analyst in the healthcare sector at Prudential Equity Management
       Associates (1985-1987).
   o   BS, Carlson School of Management, University of Minnesota.

   Owen Fitzpatrick, CFA
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio effective February 15, 2009.
   o   Joined Deutsche Asset Management and the portfolio in 2009.
   o Prior to joining Deutsche Asset Management, he was Managing Director of Deutsche Bank Private Wealth Management and served as head of U.S. Equity
       Strategy and manager of the U.S. large cap core, value and growth portfolios and member of the U.S. Investment Committee and head of the Equity Strategy Group.
   o Previous experience includes over 21 years of experience in trust and investment management. Prior to joining Deutsche Bank in 1995, managed an equity income fund, trust and advisory relationships for Princeton Bank &
       Trust Company, where he was also responsible for research coverage of the consumer cyclical sector. Previously served as a portfolio manager at Manufacturer's Hanover Trust Company.
   o   BA and MBA, Fordham University.

   Richard Shepley
   Managing Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
   o   Joined Deutsche Asset Management in 1998 and the portfolio in 2009.
   o Previous experience includes eight years of investment industry experience as research analyst for global beverage and media sectors at Newton
       Investment Management and assistant manager in corporate tax and corporate insolvency department at PriceWaterhouse, London.
   o   MA, Oxford University.

The following individual has been named consultant to the portfolio's advisor:

   Michael Sieghart, CFA
   Managing Director of DWS Investment GmbH: Frankfurt and consultant to the
   Advisor.
   o   Joined DWS Investment GmbH: Frankfurt in 1997.
   o   Senior fund manager of global and European equities: Frankfurt.
   o Master's degree in finance and economics from the University of Economics and Business Administration, Vienna.






               Please Retain This Supplement for Future Reference




January 9, 2009
VSDBF-3600